Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
summary of Acquisition date fair value of each major class of identifiable assets and liabilities recognized

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	MAM I December 1, 2021	MAM II December 1, 2021	Total
Total purchase consideration
Cash consideration paid	132,331	—	132,331
Consideration payable	16,437	—	16,437
Share issued	—	184,789	184,789
Contingent consideration payable	—	25,491	25,491

Total purchase consideration	148,768	210,280	359,048

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	7,868	1,696	9,564
Accounts receivable	7,170	7,682	14,852
Working Capital ( a )	(16,729)	(10,408)	(27,137)
Intangible assets: non-contractual customer relationships	50,490	35,129	85,619
Intangible assets: brands	9,427	6,171	15,598
Fixed assets	6,746	23	6,769
Tax assets and liabilities	3,253	(1,555)	1,698
Other assets and other liabilities	(1,552)	9,270	7,718

Net identifiable assets acquired	66,673	48,008	114,681

Goodwill	82,095	162,272	244,367

Net assets acquired	148,768	210,280	359,048

a)
The majority of working capital assumed from MAM I and MAM II includes current trade accounts payables (suppliers) in addition to client funds payable and other current liabilities offset by short term investments, client funds on deposit and other current financial assets. No contingent liabilities nor indemnification assets were acquired as part of the business combination.